Filed with the Securities and Exchange Commission on September 9, 2015

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 669	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 671	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6611

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 669 to the Advisors Series Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 668 on Form N-1A filed August 26, 2015.  This PEA No. 669 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 668 to the Trust’s Registration Statement for its series:  Logan Capital Large Cap Growth Fund, Logan Capital Long/Short Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment (“PEA”) No. 669 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this PEA No. 669 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of September, 2015.

Advisors Series Trust
By:/s/ Douglas G. Hess
Douglas G. Hes
President

Pursuant to the requirements of the Securities Act, this PEA No. 669 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	September 9, 2015
Gail S. Duree

Donald E. O’Connor*	Trustee	September 9, 2015
Donald E. O’Connor

George J. Rebhan*	Trustee	September 9, 2015
George J. Rebhan

George T. Wofford*	Trustee	September 9, 2015
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	September 9, 2015
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	September 9, 2015
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	September 9, 2015
Douglas G. Hess	Executive Officer

*By:/s/ Douglas G. Hess
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE